LOSS PER SHARE - Schedule of Basic and Diluted Loss per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Basic loss per share (US$ per share)	$ (0.12)	$ (0.10)	$ (0.11)
Diluted loss per share (US$ per share)	$ (0.12)	$ (0.10)	$ (0.11)
Net loss	$ (35,348,675)	$ (21,843,646)	$ (17,444,754)
Net loss used in calculating dilutive earnings per share	(35,348,675)	(21,843,646)	(17,444,754)
Net loss used in calculating basic earnings per share	$ (35,348,675)	$ (21,843,646)	$ (17,444,754)
Weighted average number of Ordinary Shares used in calculating basic earnings per share (in shares)	296,887,872	217,842,947	168,029,357
Weighted average number of Ordinary Shares used in calculating diluted earnings per share (in shares)	296,887,872	217,842,947	168,029,357